Label	Element	Value
Invesco India ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Summary Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Invesco India ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the Bloomberg India MVP Index (the “Underlying Index”).
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	15.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, Bloomberg Index Services Limited (the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is comprised of securities of large- and mid-capitalization companies based in India that exhibit strong fundamental characteristics for momentum (M), value (V), volatility (V) and profitability (P), utilizing a factor model developed by Bloomberg Intelligence (an affiliate of the Index Provider). The Index Provider aims to select the top 15% of securities in the eligible universe with the strongest momentum, most muted volatility, inexpensive valuations, and highest profitability.
To be eligible for inclusion in the Underlying Index, a security must have a minimum market capitalization of $500 million. In addition, a security must be a member of the Bloomberg India universe of securities, which generally includes securities of companies domiciled in India, as such universe is determined by the Index Provider in connection with the index methodology. Each security in the eligible universe is then measured by momentum, value, volatility, and profitability factors, as follows:
■
Momentum – Securities are measured by both six- and 12-month price Momentum, based on the total return over the previous six (and 12) months. A higher value indicates a better Momentum measure.
■
Value – Securities are measured by EBITDA to Price and Revenue to Price ratios, using trailing 12-month values for both EBITDA and Revenue. A higher value indicates a better Value measure.
■
Volatility – Securities are measured by six-month and 12-month price volatility. A lower value indicates a better Volatility measure.
■
Profitability – Securities are measured by both Return on Invested Capital and Return on Equity. A higher value indicates a better Profitability measure.
Securities are then grouped by Bloomberg Industry Classification System (BICS) sector classification. Within each BICS sector, securities are ranked by each MVP factor, with the highest (or lowest, in the case of volatility) value receiving a score of 100. An aggregated “MVP Score” is then calculated for each security by taking the average of each factor score. Securities from each BICS sector with MVP Scores greater than 85 are included in the Underlying Index.
The Underlying Index constituents are equally weighted.
As of December 31, 2025, the Underlying Index was comprised of 33 constituents that ranged in market capitalization from $577 billion to $12.7 trillion.
The Fund employs a “full replication” methodology in seeking to track the Underlying Index, meaning that the Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.
The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the  Investment Company Act of 1940, as amended (the “1940 Act”).
Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Strategy Portfolio Concentration [Text]	oef_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
	Period Ended	Returns
Best Quarter	June 30, 2020	23.56%
Worst Quarter	March 31, 2020	-28.59%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	23.56%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(28.59%)
Performance Table Heading	oef_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2025)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Invesco India ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The Shares will change in value, and you could lose money by investing in the Fund.
Invesco India ETF | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index. Additionally, natural or environmental disasters, widespread disease or other public health issues, war, military conflicts, acts of terrorism, economic crises or other events could result in increased premiums or discounts to the Fund’s net asset value (“NAV”). Certain changes in the U.S. economy in particular, such as when the U.S. economy weakens or when its financial markets decline, may have a material adverse effect on global financial markets as a whole, and on the securities to which the Underlying Index has exposure. Increasingly strained relations between the U.S. and foreign countries, including as a result of economic sanctions and tariffs, may also adversely affect U.S. issuers, as well as non-U.S. issuers.
During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Underlying Index will rise in value.

Invesco India ETF | Index Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, the Fund would not necessarily buy or sell a security unless that security is added to or removed from, respectively, its Underlying
Index, even if that security generally is underperforming. Additionally, the Fund generally rebalances its portfolio in accordance with its Underlying Index, and, therefore, any changes to its Underlying Index’s rebalance schedule will typically result in corresponding changes to the Fund’s rebalance schedule.

Invesco India ETF | Indian Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Indian Securities Risk. Investment in Indian securities involves risks in addition to those associated with investments in securities of issuers in more developed countries, which may adversely affect the value of the Fund’s assets. Such heightened risks include, among others, political and legal uncertainty, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. In addition, religious and border disputes persist in India. Moreover, India has experienced civil unrest and hostilities with neighboring countries, including Pakistan, and the Indian government has confronted separatist movements in several Indian states. Additionally, a natural or other disaster could occur in India that could affect the Indian economy, causing an adverse impact on the Fund.
The securities market of India is considered an emerging market that is characterized by a small number of listed companies that have significantly smaller market capitalizations, greater price volatility and substantially less liquidity than companies in more developed markets. These factors, coupled with restrictions on foreign investment and other factors, limit the supply of securities available for investment. This will affect the rate at which the Fund is able to invest in securities of Indian companies, the purchase and sale prices for such securities, and the timing of purchases and sales. Certain restrictions on foreign investment may decrease the liquidity of the Fund’s portfolio, subject the Fund to higher transaction costs, or inhibit the Fund’s ability to track the Underlying Index. The Fund’s investments in securities of issuers located or operating in India, as well as its ability to track the Underlying Index, also may be limited or prevented, at times, due to the limits on foreign ownership imposed by the Reserve Bank of India (“RBI”) and/or by the Securities and Exchange Board of India (“SEBI”).

Invesco India ETF | Emerging Markets Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Emerging Markets Investment Risk. Investments in the securities of issuers in emerging market countries involve risks often not associated with investments in the securities of issuers in developed countries. Securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Companies in emerging market countries generally may be subject to less stringent regulatory, disclosure, financial reporting, accounting, auditing and recordkeeping standards than companies in more developed countries. In addition, information about such companies may be less available and reliable. Emerging markets usually are subject to greater market volatility, political, social and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than are more developed markets. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably, and the ability to bring and enforce actions, or to obtain information needed to pursue or enforce such actions, may be limited. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent and subject to sudden change. Investments in emerging market securities may be subject to additional transaction costs, delays in settlement procedures, unexpected market closures, and lack of timely information. In addition, lack of relevant data and reliable public information, including financial information, about securities in emerging markets may contribute to incorrect weightings and data and computational errors when the Index Provider selects securities for inclusion in the Underlying Index or rebalances the Underlying Index.

Invesco India ETF | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice, including recordkeeping standards, comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of possible seizure, expropriation, nationalization, political or social instability, changes in economic or taxation policies or other adverse political or economic developments (in which the Fund could lose its entire investment in a certain market) and the difficulty of enforcing obligations in other countries, including the possible adoption of foreign governmental restrictions such as exchange controls. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs. To the extent the Fund invests in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund’s returns. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. There may be less public information available about foreign companies than U.S. companies, making it difficult to evaluate those foreign companies.
From time to time, certain companies in which the Fund invests may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or in countries the U.S. government identified as state sponsors of terrorism. One or more of these companies may be subject to constraints under U.S. law or regulations that could negatively affect the company’s performance. Additionally, one or more of these companies could suffer damage to its reputation if the market identifies it as a company that invests or deals with countries that the U.S. government identifies as state sponsors of terrorism or is subject to sanctions.

Invesco India ETF | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward one or more industries will become negative, resulting in those investors exiting their investments in those industries, which could cause a reduction in the value of companies in those industries more broadly. Equity risk also includes the risk of large-capitalization companies, which may adapt more slowly to new competitive challenges or may be more mature and subject to more limited growth potential, and consequently may underperform other segments of the equity market or the market as a whole. The value of a company's common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company's common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company's products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Invesco India ETF | Multifactor Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Multifactor Investing Risk. The Underlying Index seeks to emphasize certain factor exposures to securities within the eligible index universe, in accordance with the Underlying Index's methodology. There is no assurance that targeting exposure to such factors will enhance the Underlying Index's or the Fund’s performance over time, and targeting exposure to certain factors may detract from performance in some market environments. There is also no guarantee the Underlying Index will achieve the specific factor exposures.

Invesco India ETF | Momentum Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Momentum Investing Risk. The momentum style of investing is subject to the risk that the securities may be more volatile than the market as a whole, or that the returns on securities that previously have exhibited price momentum are less than the returns on other styles of investing. Momentum can turn quickly, and stocks that previously have exhibited high momentum may not experience continued positive momentum. In addition, there may be periods when the momentum style of investing is out of favor and therefore, the investment performance of the Fund may suffer.

Invesco India ETF | Value Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Value Investing Risk. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the price of that security might not appreciate as anticipated. Value securities are subject to the risk that their valuations never improve or that the returns on value securities are lower than returns on other styles of investing or the overall stock market. Thus, the value of the Fund’s investments will vary and, at times, may be lower than that of other types of investments. Value investing has gone in and out of favor during past market cycles and when value investing is out of favor or when markets are unstable, value securities may underperform growth securities or the overall stock market.

Invesco India ETF | Quality Investing Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Quality Investing Risk. The quality style of investing focuses on securities that have low price volatility and that have high profitability (i.e., high returns on uninvested capital and high returns on equity) over time. This style of investing is subject to the risk that securities that have previously been identified with quality characteristics may not continue to be quality companies and that the returns of such securities may be less than returns on other styles of investing or the overall stock market.

Invesco India ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversified Fund Risk. The Fund is non-diversified and can invest a greater portion of its assets in the obligations or securities of a small number of issuers or any single issuer than a diversified fund can. As a result, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Invesco India ETF | ADR and GDR Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ADR and GDR Risk. ADRs are certificates that evidence ownership of shares of a foreign issuer and are alternatives to purchasing the underlying foreign securities directly in their national markets and currencies. GDRs are certificates issued by an international bank that generally are traded and denominated in the currencies of countries other than the home country of the issuer of the underlying shares. ADRs and GDRs may be subject to certain of the risks associated with direct investments in the securities of foreign companies, such as currency, political, economic and market risks, because their values depend on the performance of the non-dollar denominated underlying foreign securities. Moreover, ADRs and GDRs may not track the price of the underlying foreign securities on which they are based, and their value may change materially at times when U.S. markets are not open for trading.

Invesco India ETF | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or industry group may be out of favor and underperform other industries or the market as a whole.

Invesco India ETF | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk. Substantially all of the income that the Fund receives from investments in equity securities is in Indian rupees; however, the Fund will compute and distribute its income in U.S. dollars, and the computation of income will be made on the date that the Fund earns the income at the foreign exchange rate in effect on that date. Therefore, if the value of the Indian rupee falls relative to the U.S. dollar between the earning of the income and the time at which the Fund converts the rupees to U.S. dollars, the Fund may be required to liquidate securities to make distributions if it has insufficient cash in U.S. dollars to meet distribution requirements. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and rupees. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the Indian rupee depreciates against the U.S. dollar, even if the value of its holdings, measured in rupees, increases.

Invesco India ETF | Mid-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Capitalization Companies Risk. Investing in securities of mid-capitalization companies typically involves greater risk than is associated with investing in securities of larger, more established companies. Mid-capitalization companies’ securities may be more volatile and less liquid than those of larger, more established companies and may have returns that vary, sometimes significantly, from the overall securities market. Mid-capitalization companies may have less experienced management, more limited product and market diversification, and fewer financial resources compared to larger capitalization companies. Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Invesco India ETF | Regulatory Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Regulatory Risk. The Fund is registered as a foreign portfolio investor (“FPI”) with SEBI in order to have the ability to make and dispose of investments in Indian securities. There can be no assurance that the Fund will qualify or continue to qualify as an FPI under the SEBI (FPI) Regulations, 2019, (“FPI Regulations”) or that the Indian regulatory authorities will continue to grant such registrations, and the loss of such registrations could adversely impact the ability of the Fund to make and dispose of investments in India. Investments by FPIs in Indian securities are also subject to certain limits, disclosure requirements and restrictions under applicable law, and the application of such limits and restrictions could adversely impact the ability of the Fund to make investments in India.

Invesco India ETF | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tax Risk. The Fund intends to elect to “pass-through” to the Fund’s shareholders—as a deduction or credit—the amount of foreign taxes paid by the Fund. The taxes passed-through to shareholders are included in each shareholder’s income. Certain shareholders, including some non-U.S. shareholders, are not entitled to the benefit of a deduction or credit with respect to foreign taxes paid by the Fund. Other foreign taxes, such as transfer taxes, may be imposed on the Fund, but would not give rise to a credit or be eligible to be passed through to shareholders.
Indian tax law provides for certain provisions (“Indirect Transfer Provisions”) for the levy of capital gains tax on income arising through the transfer of shares in a company organized outside of India that derives, directly or indirectly, its value substantially from assets located in India, subject to certain exceptions. India has clarified that dividends declared and paid by a foreign company in respect of shares which derive their value substantially from assets situated in India would not be taxable in India by virtue of the Indirect Transfer Provisions.
The transfer of the Shares could be taxable in India if Shares derive their value, directly or indirectly, substantially from assets located in India. In a case where all the assets owned by the Fund are not located in India, the taxation of gains will be on a proportional basis to be determined as per prescribed rules.

Invesco India ETF | Issuer-Specific Changes Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Issuer-Specific Changes Risk. The performance of the Fund depends on the performance of individual securities to which the Fund has exposure. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform worse than the market as a whole, causing the value of the Fund’s securities to decline.

Invesco India ETF | Valuation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Risk. The price the Fund could receive upon the sale of a portfolio investment may differ from the Fund’s valuation of the investment, particularly for investments that trade in thin or volatile markets or that are valued using a fair valuation methodology. Financial information related to securities of non-U.S. issuers may be less reliable than information related to securities of U.S. issuers, which may make it difficult to obtain a current price for a non-U.S. security held by the Fund. When market quotations are not readily available for Fund investments, those investments are fair valued by the Adviser. There are multiple methods that can be used to fair value a portfolio investment and such methods may involve more subjectivity than the use of market quotations. The value established for an investment through fair valuation may be different from what would be produced if the investment had been valued using market quotations. In addition, there is no assurance that the Fund could sell a portfolio investment at any time for the value ascribed to it for purposes of calculating the Fund’s net asset value, and it is possible that the Fund could incur a loss because an investment is sold at a discount to its ascribed value. The ability to value investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.

Invesco India ETF | Valuation Time Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Valuation Time Risk. Because foreign exchanges may be open on days when the Fund does not price its Shares, the value of the non-U.S. securities in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. As a result, trading spreads and the resulting premium or discount on the Fund’s Shares may widen, and, therefore, increase the difference between the market price of the Fund’s Shares and the NAV of such Shares.

Invesco India ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Cash Transaction Risk. Most exchange-traded funds (“ETFs”) generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the Fund currently intends to effect redemptions for cash, rather than in-kind, because of the nature of the Fund’s investments. As such, the Fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds. Therefore, the Fund may recognize a capital gain and/or incur brokerage costs on these sales that might not have been incurred if the Fund had made a redemption in-kind, which may decrease the tax efficiency of the Fund compared to ETFs that utilize an in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the Fund and conventional ETFs. Also, to the extent any transaction costs are not offset by transaction fees imposed on APs, such costs will decrease the Fund’s NAV.

Invesco India ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize the realization of capital gains to the extent possible.

Invesco India ETF | Non-Correlation Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Correlation Risk. The Fund's return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the Underlying Index. Because the Fund currently issues and redeems Creation Units principally for cash, it will incur higher costs in buying and selling securities than if it issued and redeemed Creation Units principally in-kind.  In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Invesco India ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, and Shares may be more likely to trade at a premium or discount to the Fund's NAV and to face trading halts and/or delisting. Additionally, to the extent that the Fund holds non-U.S. securities, such securities may have lower trading volumes or could experience extended market closures or trading halts. To the extent that the Fund invests in non-U.S. securities, it may face increased risks that APs may not be able to effectively create or redeem Creation Units, or that the Shares may be halted and/or delisted.

Invesco India ETF | Market Trading Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, periods of high volatility, and disruption in the creation/redemption process of the Fund. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s portfolio holdings, which may cause a variance in the market price of Shares and their underlying NAV. In addition, an exchange or market may issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation/redemption process, potentially affect the price at which Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Invesco India ETF | Operational Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and its investment adviser, Invesco Capital Management LLC (the “Adviser”), seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Invesco India ETF | Shares May Trade at Prices Different than NAV [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Shares May Trade at Prices Different than NAV. Shares trade on a stock exchange at prices at, above or below the Fund’s most recent NAV. The Fund’s NAV is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Shares fluctuates continuously throughout trading hours on the exchange, based on both the relative market supply of, and demand for, the Shares and the underlying value of the Fund’s portfolio holdings. As a result, the trading prices of the Shares may deviate from the Fund’s NAV. ANY OF THESE FACTORS, AMONG OTHERS, MAY LEAD TO THE SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV.

Invesco India ETF | Invesco India ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.78%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 966
Blended - FTSE India Quality and Yield Select Index
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.53%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.01%	[1]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.74%	[1]
Bloomberg India MVP Index1
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[2]
FTSE India Quality and Yield Select Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.53%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	12.01%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct		[3]
MSCI India Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.62%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.88%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.70%
Invesco India ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	0.11%
Annual Return [Percent]	oef_AnnlRtrPct	37.12%
Annual Return [Percent]	oef_AnnlRtrPct	(8.10%)
Annual Return [Percent]	oef_AnnlRtrPct	4.83%
Annual Return [Percent]	oef_AnnlRtrPct	18.96%
Annual Return [Percent]	oef_AnnlRtrPct	23.94%
Annual Return [Percent]	oef_AnnlRtrPct	(9.54%)
Annual Return [Percent]	oef_AnnlRtrPct	22.61%
Annual Return [Percent]	oef_AnnlRtrPct	9.52%
Annual Return [Percent]	oef_AnnlRtrPct	1.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.19%
Performance Inception Date	oef_PerfInceptionDate	Mar. 05, 2008
Invesco India ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.06%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.01%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.59%
Invesco India ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.20%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.79%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.20%

[1]	The Blended - FTSE India Quality and Yield Select Index reflects the performance of the Indus India Index (reflects no deduction for fees, expenses or taxes), the Fund’s previous underlying index, prior to June 22, 2019, and the FTSE India Quality and Yield Select Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) thereafter.
[2]	Effective after the close of markets on February 20, 2026, the Fund changed its underlying index from FTSE India Quality and Yield Select Index to Bloomberg India MVP Index. Prior to its commencement date of December 16, 2025, performance for the Underlying Index is not available. If the Fund had sought to track the Underlying Index prior to the close of markets on February 20, 2026, the Fund’s performance would have been different.
[3]	Performance information is not available for periods prior to the FTSE India Quality and Yield Select Index's commencement date of March 18, 2019.